Common shares - Dividend payments (Details) - $ / shares												2 Months Ended	12 Months Ended
	Dec. 13, 2024	Sep. 13, 2024	Jun. 28, 2024	Dec. 15, 2023	Sep. 15, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 15, 2022	Sep. 15, 2022	Jun. 15, 2022	Mar. 15, 2022	May 27, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Dividends paid per share (in USD per share)	$ 0.40	$ 0.40	$ 0.40	$ 0.35	$ 0.25	$ 0.25	$ 0.20	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.40	$ 1.60	$ 1.05	$ 0.40